Share-based Compensation (Details 3) - 2009 Plan and 2019 Plan $ / shares in Units, shares in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2019 USD ($)
Share based Compensation
Total unrecognized compensation cost related to unvested awards	¥ 2,291.8			$ 329.2
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	2 years 2 months 19 days
Restricted share units
Number of RSUs
Outstanding at the beginning of the period (in shares) | shares	2,425	1,672	1,663
Granted (in shares) | shares	1,763	2,073	1,260
Vested (in shares) | shares	(1,182)	(1,228)	(1,192)
Forfeited (in shares) | shares	(191)	(92)	(59)
Outstanding at end of the period (in shares) | shares	2,815	2,425	1,672
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	¥ 260.12	$ 238.18	$ 131.08
Granted during the year (in dollars per share) | $ / shares	231.51	271.21	295.95
Vested during the year (in dollars per share) | $ / shares	256.12	250.53	152.96
Forfeited during the year (in dollars per share) | $ / shares	244.09	238.34	177.14
Outstanding at the end of the period (in dollars per share) | $ / shares	¥ 244.99	$ 260.12	$ 238.18